Commitments and Contingencies - Schedule of Future Minimum Non-Cancellable Land and Operational Lease Commitments (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 14.3
2018	10.8
2019	10.9
2020	10.9
2021	11.0
Thereafter	79.7
Total	$ 137.6